Foreign exchange gain (loss), net (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Schedule of Foreign exchange gain (loss), net

	12.31.2021	12.31.2020	12.31.2019
Monetary and foreign exchange variations
Assets:
Tax credits	(14.2)	(33.7)	(9.6)
Trade accounts receivable and contract assets	(1.9)	(37.6)	(8.4)
Cash and cash equivalents and financial investments	2.4	(37.7)	(17.6)
Other	4.0	(24.3)	9.8

	(9.7)	(133.3)	(25.8)

Liabilities:
Loans and financing	3.9	4.9	7.8
Advances from customers	(1.0)	(0.5)	—
Provisions	12.3	34.7	14.8
Taxes and charges payable	4.0	12.8	2.5
Deferred income tax and social contribution	—	—	2.4
Other payables	5.9	(33.0)	(11.6)
Suppliers	(2.7)	19.0	14.8
Provisions for contingencies	3.2	18.7	5.5
Other	5.5	(0.4)	(0.1)

	31.1	56.2	36.1

Net monetary and foreign exchange variations	21.4	(77.1)	10.3

Derivative financial instruments	4.1	(2.0)	(3.4)

Foreign exchange gain (loss), net	25.5	(79.1)	6.9